Nature of the Business and Basis of Presentation - Additional Information (Detail) - USD ($) $ in Thousands				6 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2020	Nov. 12, 2020	Nov. 03, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Income (loss) from continuing operations					$ (32,900)	$ (32,200)
Accumulated deficit					109,168	76,248	$ 44,046
Proceeds from temporary equity shares issued					$ 42,248	$ 25,953	$ 68,029
Subsequent Event [Member]
Common stock shares issued upon conversion	17,800,084
Proceeds from temporary equity shares issued				$ 42,300
Subsequent Event [Member] | Redeemable Convertible Preferred Stock [Member]
Common stock shares issued upon conversion		17,800,084
Subsequent Event [Member] | IPO [Member]
Stock shares issued during the period new issues shares			4,411,765
Proceeds from initial public offer net of underwriting discounts and before payment of offering costs		$ 75,500
Offering costs payable		$ 2,800	$ 2,800
Subsequent Event [Member] | Over-Allotment Option [Member]
Stock shares issued during the period new issues shares		661,764